MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Interest receivable	$ 2,635	$ 4,376
Marketable equity securities with readily determinable fair values	312,934
Unrealized gain	$ 249,561